Equity in Net Earnings of Affiliates - Schedule of Carrying Amount of Equity Method Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	$ 510,451	$ 541,565
Golar Partners
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	505,013	536,090
ECGS
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	$ 5,438	$ 5,475